Fees Summary	Aug. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 88,505,000
Total Fee Amount	12,222.55
Total Offset Amount	0.00
Net Fee	$ 12,222.55
Offset Table N/A	N/A